Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we are providing the following disclosure regarding the relationship between executive compensation and certain financial performance measures of the Company. As we are permitted to report as a “smaller reporting company” as defined under the U.S. federal securities laws, we have not included a tabular list of financial performance measures, and the table below does not include a column for a “Company — Selected Measure” as defined in Item 402(v) of Regulation S-K.

Pay Versus Performance Table

The following table shows the past three fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table, the compensation actually paid to our named executive officers (as determined under SEC rules, “Compensation Actually Paid”), our total shareholder return (“TSR”) and our net income.

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay Versus Performance Table. Compensation Actually Paid does not necessarily represent compensation actually earned, realized or received by the applicable named executive officer, but rather is a valuation calculated under applicable SEC rules by adjusting the Summary Compensation Table totals for the applicable year as described in the footnotes to the Pay Versus Performance Table.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4) ($)	Net Income (Loss) (millions)(5) ($)
2024	1,791,843	4,386,910	1,106,334	1,636,421	78.22	(44.6)
2023	1,906,132	1,272,679	1,241,689	958,775	7.74	(40.4)
2022	2,780,896	1,014,561	1,286,977	730,748	11.07	(66.0)

____________

(1)      Mr. Shefferman was our principal executive officer (“PEO”) for each of the 2024, 2023 and 2022 fiscal years.

(2)      Compensation Actually Paid to our PEO was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below:

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards(a) ($)	Equity Award Adjustments						Compensation Actually Paid to PEO ($)
			Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions ($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)
2024	1,791,843	(655,294)	1,974,355	835,949	—	440,057	—	—	4,386,910
2023	1,906,132	(891,050)	515,157	(186,258)	—	(71,302)	—	—	1,272,679
2022	2,780,896	(1,669,237)	567,002	(447,678)	—	(216,422)	—	—	1,014,561

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(3)      For the 2024 fiscal year, our Non-PEO NEOs were: Patrick Fabbio, Jacqueline Zummo, Ph.D. and Jathin Bandari, M.D.. For the 2023 fiscal year, our Non-PEO NEOs were: Patrick Fabbio and Jacqueline Zummo, Ph.D. For the 2022 fiscal year, our Non-PEO NEOs were: Jathin Bandari, M.D., Jacqueline Zummo, Ph.D and Blaine Davis. Compensation Actually Paid to our Non-PEO NEOs was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Reported Value of Equity Awards(b) ($)	Equity Award Adjustments(a)						Average Compensation Actually Paid to Non-PEO NEOs ($)
			Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions ($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)
2024	1,106,334	(248,480)	495,297	261,916	8,494	170,694	(157,834)	—	1,636,421
2023	1,241,689	(546,300)	302,879	(32,834)	—	(6,659)	—	—	958,775
2022	1,286,977	(533,726)	124,525	(82,913)	22,254	(52,326)	(34,043)	—	730,748

(a)      Dr. Bandari was appointed as an executive officer in January 2022 and became an NEO in the 2022 fiscal year. In the 2023 fiscal year, Dr. Bandari was not an NEO. Dr. Bandari resigned from the Company effective as of April 11, 2024, but is an NEO for the 2024 fiscal year as he would have been one of our next two most highly compensated executive officers but for his separation. As such, the calculation of the Compensation Actually Paid to Non-PEO NEOs includes the change in value of equity awards held by Dr. Bandari during his employment with the Company in the fiscal 2024 year.

(b)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(4)      The values disclosed in this TSR column represent the value at year-end, for each noted year, of an initial fixed investment of $100 made on December 31, 2021.

(5)      The dollar amounts reported represent the amount of net income (loss) reflected in our audited consolidated financial statements included in the Annual Report for the applicable year.

Named Executive Officers, Footnote		Mr. Shefferman was our principal executive officer (“PEO”) for each of the 2024, 2023 and 2022 fiscal years.
PEO Total Compensation Amount	[1]	$ 1,791,843	$ 1,906,132	$ 2,780,896
PEO Actually Paid Compensation Amount	[2]	$ 4,386,910	1,272,679	1,014,561
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid to our PEO was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below:
Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards(a) ($)	Equity Award Adjustments						Compensation Actually Paid to PEO ($)
			Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions ($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)
2024	1,791,843	(655,294)	1,974,355	835,949	—	440,057	—	—	4,386,910
2023	1,906,132	(891,050)	515,157	(186,258)	—	(71,302)	—	—	1,272,679
2022	2,780,896	(1,669,237)	567,002	(447,678)	—	(216,422)	—	—	1,014,561

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 1,106,334	1,241,689	1,286,977
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]	$ 1,636,421	958,775	730,748
Adjustment to Non-PEO NEO Compensation Footnote	For the 2024 fiscal year, our Non-PEO NEOs were: Patrick Fabbio, Jacqueline Zummo, Ph.D. and Jathin Bandari, M.D.. For the 2023 fiscal year, our Non-PEO NEOs were: Patrick Fabbio and Jacqueline Zummo, Ph.D. For the 2022 fiscal year, our Non-PEO NEOs were: Jathin Bandari, M.D., Jacqueline Zummo, Ph.D and Blaine Davis. Compensation Actually Paid to our Non-PEO NEOs was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Reported Value of Equity Awards(b) ($)	Equity Award Adjustments(a)						Average Compensation Actually Paid to Non-PEO NEOs ($)
			Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions ($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)
2024	1,106,334	(248,480)	495,297	261,916	8,494	170,694	(157,834)	—	1,636,421
2023	1,241,689	(546,300)	302,879	(32,834)	—	(6,659)	—	—	958,775
2022	1,286,977	(533,726)	124,525	(82,913)	22,254	(52,326)	(34,043)	—	730,748

(a)      Dr. Bandari was appointed as an executive officer in January 2022 and became an NEO in the 2022 fiscal year. In the 2023 fiscal year, Dr. Bandari was not an NEO. Dr. Bandari resigned from the Company effective as of April 11, 2024, but is an NEO for the 2024 fiscal year as he would have been one of our next two most highly compensated executive officers but for his separation. As such, the calculation of the Compensation Actually Paid to Non-PEO NEOs includes the change in value of equity awards held by Dr. Bandari during his employment with the Company in the fiscal 2024 year.

(b)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

As outlined in the Pay Versus Performance Table, the increases in the compensation values for our PEO and non-PEO NEOs over the three-year period 2022 through 2024 differ from the changes in the Company’s TSR over this same period. The fluctuations of the Compensation Actually Paid to the NEOs with our TSR is due primarily to an emphasis in the design of the Company’s compensation programs on structuring of short-term and long-term compensation for the NEOs. A large component of our executive compensation is equity-based to align compensation with performance. We believe the equity-based compensation strongly aligns our PEO and Non-PEO NEOs’ interests with those of our stockholders to maximize long-term value and encourages long-term employment. In particular, we view stock options, which are an integral part of our executive compensation program, as related to Company performance although not directly tied to TSR, because they provide value only if the market price of our common stock increases above the option exercise price and if the executive officer continues in our employment over the vesting period. The ultimate value of these equity awards, and the resulting impact on compensation actually paid, aligns with the Company’s TSR performance and the increases in each of the three years is primarily a result of the grant date fair value deduction in the compensation actually paid. As our stock price decreased from 2022 to 2023, there was a corresponding decrease in the grant date fair value. While our stock price began to increase in the beginning of 2024, it remained lower than in the beginning of 2022 and 2023, resulting in a lower grant date fair value deduction in 2024 compared to 2022 and 2023.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income (Loss)

We are a clinical-stage biopharmaceutical company with a limited operating history. As a pre-commercial company, our expenses and results of operations have fluctuated from year to year and we expect to incur significant expenses and increasing operating losses as we continue to develop and seek approvals for our product candidates and begin the commercialization for any approved products. Consequently, we did not have any revenue during the periods presented and as a result, our Company has not historically used net income (loss) as a performance measure for our executive compensation program.

As displayed in our Pay Versus Performance Table, from 2022 to 2023, our net loss decreased and the Compensation Actually Paid our PEO and Non-PEO NEOs increased between those years. From 2023 to 2024, our net loss increased while the compensation actually paid increased. This does not reflect a change in our compensation practices but is rather a function of a changes in the value of our stock price in 2022, 2023, and 2024. A portion of the Compensation Actually Paid to our PEO and Non-PEO NEOs are performance-based awards, as described under “— Bonus Opportunity” which is based on achievement against pre-established metrics relating to the development of our non-clinical programs, ongoing studies and development path of our product candidates. Therefore, though our PEO and Non-PEO NEOs successfully achieved the corporate goals, resulting in a higher Compensation Actually Paid each consecutive year from 2022 through 2024, our net loss fluctuated, decreasing from 2022 to 2023, resultant of a one-time non-cash goodwill impairment charge in 2022, and then subsequently increasing from 2023 to 2024, resultant of increasing research and development spend for ongoing clinical trials.

Additionally, we award grants of options and time-based RSUs to our employees, including our PEO and non-PEO NEOs. Due to the changes in our stock price, the value of our option and stock awards also fluctuated over the three year period resulting in increases in Compensation Actually Paid in each consecutive year. Although our stock price declined from 2022 to 2023 (from $2.68 on December 30, 2022 to $1.88 on December 29, 2023), the decrease in value was less significant compared to the change in value from 2021 to 2022 (from $6.75 on December 31, 2021 to $2.68 on December 30, 2022) and therefore the Compensation Actually Paid for 2023 increased compared to 2022. From 2023 to 2024, our stock price increased significantly (from $1.88 on December 29, 2023 to $5.28 on December 31, 2024), resulting in a large increase of the Compensation Actually Paid in 2024 when compared to 2023.

Total Shareholder Return Amount	[5]	$ 78.22	7.74	11.07
Net Income (Loss)	[6]	$ (44,600,000)	$ (40,400,000)	$ (66,000,000)
PEO Name		Mr. Shefferman	Mr. Shefferman	Mr. Shefferman
PEO | Less: Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	$ (655,294)	$ (891,050)	$ (1,669,237)
PEO | Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,974,355	515,157	567,002
PEO | Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		835,949	(186,258)	(447,678)
PEO | Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		440,057	(71,302)	(216,422)
PEO | Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Less: Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3],[8]	(248,480)	(546,300)	(533,726)
Non-PEO NEO | Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	495,297	302,879	124,525
Non-PEO NEO | Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	261,916	(32,834)	(82,913)
Non-PEO NEO | Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	8,494		22,254
Non-PEO NEO | Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	170,694	(6,659)	(52,326)
Non-PEO NEO | Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	(157,834)		(34,043)
Non-PEO NEO | Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]

[1]	Mr. Shefferman was our principal executive officer (“PEO”) for each of the 2024, 2023 and 2022 fiscal years.
[2]	Compensation Actually Paid to our PEO was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below:
Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards(a) ($)	Equity Award Adjustments						Compensation Actually Paid to PEO ($)
			Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions ($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)
2024	1,791,843	(655,294)	1,974,355	835,949	—	440,057	—	—	4,386,910
2023	1,906,132	(891,050)	515,157	(186,258)	—	(71,302)	—	—	1,272,679
2022	2,780,896	(1,669,237)	567,002	(447,678)	—	(216,422)	—	—	1,014,561

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

[3]	Dr. Bandari was appointed as an executive officer in January 2022 and became an NEO in the 2022 fiscal year. In the 2023 fiscal year, Dr. Bandari was not an NEO. Dr. Bandari resigned from the Company effective as of April 11, 2024, but is an NEO for the 2024 fiscal year as he would have been one of our next two most highly compensated executive officers but for his separation. As such, the calculation of the Compensation Actually Paid to Non-PEO NEOs includes the change in value of equity awards held by Dr. Bandari during his employment with the Company in the fiscal 2024 year.
[4]	For the 2024 fiscal year, our Non-PEO NEOs were: Patrick Fabbio, Jacqueline Zummo, Ph.D. and Jathin Bandari, M.D.. For the 2023 fiscal year, our Non-PEO NEOs were: Patrick Fabbio and Jacqueline Zummo, Ph.D. For the 2022 fiscal year, our Non-PEO NEOs were: Jathin Bandari, M.D., Jacqueline Zummo, Ph.D and Blaine Davis. Compensation Actually Paid to our Non-PEO NEOs was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Reported Value of Equity Awards(b) ($)	Equity Award Adjustments(a)						Average Compensation Actually Paid to Non-PEO NEOs ($)
			Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions ($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)
2024	1,106,334	(248,480)	495,297	261,916	8,494	170,694	(157,834)	—	1,636,421
2023	1,241,689	(546,300)	302,879	(32,834)	—	(6,659)	—	—	958,775
2022	1,286,977	(533,726)	124,525	(82,913)	22,254	(52,326)	(34,043)	—	730,748

(a)      Dr. Bandari was appointed as an executive officer in January 2022 and became an NEO in the 2022 fiscal year. In the 2023 fiscal year, Dr. Bandari was not an NEO. Dr. Bandari resigned from the Company effective as of April 11, 2024, but is an NEO for the 2024 fiscal year as he would have been one of our next two most highly compensated executive officers but for his separation. As such, the calculation of the Compensation Actually Paid to Non-PEO NEOs includes the change in value of equity awards held by Dr. Bandari during his employment with the Company in the fiscal 2024 year.

(b)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

[5]	The values disclosed in this TSR column represent the value at year-end, for each noted year, of an initial fixed investment of $100 made on December 31, 2021.
[6]	The dollar amounts reported represent the amount of net income (loss) reflected in our audited consolidated financial statements included in the Annual Report for the applicable year.
[7]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[8]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.